PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Composition of Property and Equipment and Related Accumulated Depreciation
	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2022	2023
	in USD thousands				in USD thousands				in USD thousands
Composition in 2023
Office furniture and equipment	244	8	-	252	138	27	-	165	106	87
Computers and communications equipment	961	101	-	1,062	712	108	-	820	249	242
Laboratory equipment	1,606	7	-	1,613	1,578	20	-	1,598	28	15
Leasehold improvements	2,036	-	-	2,036	1,693	214	-	1,907	343	129
	4,847	116	-	4,963	4,121	369	-	4,490	726	473